SHORT-TERM AND LONG-TERM DEBT - Schedule of Debt Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
2026	$ 605,943
2027	487,493
2028	415,265
2029	631,905
2030	287,625
Thereafter	155,900
Total debt principal	$ 2,584,131	$ 2,862,240